Long Term Bank Loans (Details) - Schedule of repayment of the company's remaining long-term bank loan - Dec. 31, 2020	USD ($)	CNY (¥)
Schedule of repayment of the company's remaining long-term bank loan [Abstract]
2021/01/31	$ 153,155	¥ 999,055
2021/03/31	459,900	3,000,000
2021/10/19	919,800	6,000,000
2021/11/19	153,300	1,000,000
2021/12/19	1,226,400	8,000,000
2022/03/19	919,800	6,000,000
2022/06/19	1,073,100	7,000,000
2021/12/19	1,073,100	7,000,000
2023/03/19	536,550	3,500,000
2023/06/19	536,550	3,500,000
2023/12/19	1,073,100	7,000,000
2024/06/19	1,073,100	7,000,000
Total	$ 9,197,855	¥ 59,999,056